Equity Compensation Plan - Additional Information (Detail) - USD ($)																	12 Months Ended
	Sep. 16, 2026	Apr. 23, 2026	Dec. 08, 2025	Sep. 16, 2025	Apr. 23, 2025	Feb. 21, 2025	Dec. 08, 2024	Sep. 16, 2024	Apr. 23, 2024	Feb. 21, 2024	Dec. 08, 2023	May 26, 2023	May 24, 2023	Feb. 21, 2023	May 26, 2022	May 26, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 28, 2025	Feb. 28, 2024	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period													449,000
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period, weighted average grant date fair value													$ 3.11
Dividends, total																	$ 0	$ 0	$ 0
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period, fair value																	3,069,490	$ 3,599,860	$ 465,773
Share-based compensation arrangement by share-based payment award, equity instruments other than options, aggregate intrinsic value, outstanding																	$ 0.46
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number																					125,000
Share based compensation arrangement by share based payment award options acquired number																					125,000
Share based compensation arrangement by share based payment award options acquired value																					$ 356,250
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average exercise price								$ 6.89	$ 6.01		$ 6.43			$ 2.85
Common Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period								100,000	123,000		299,000					250,000
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period, weighted average grant date fair value								$ 3.62	$ 3.22		$ 3.39					$ 1.47
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition																	1 year 8 months 12 days
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage			50.00%				50.00%	50.00%	50.00%			50.00%			50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate								53.02%	52.11%		51.44%					50.20%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term								5 years 9 months	5 years 9 months		5 years 9 months					5 years 9 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate								3.39%	4.53%		4.17%					4.06%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date								Sep. 16, 2034			Dec. 08, 2033
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number																		125,000	125,000
Share-based compensation arrangement by share-based payment award, options, vested, number of shares																	724,878	274,500
Share-based compensation arrangement by share-based payment award, options, exercises in period																	125,000	250,000	250,000
Measurement Input, Option Volatility [Member] | Common Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term								6 years	6 years		6 years					6 years
Subsequent Event [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number																				125,000
Share based compensation arrangement by share based payment award options acquired number																				125,000
Share based compensation arrangement by share based payment award options acquired value																				$ 356,250
Non Vested Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period								300,000	525,247					284,000			825,247	1,566,000
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period, weighted average grant date fair value								$ 6.89	$ 6.01					$ 2.85			$ 6.33	$ 4.83
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number																	1,383,747	1,117,000	171,872			343,744
Non Vested Restricted Stock [Member] | Share-Based Payment Arrangement, Employee [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period											833,000
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period, weighted average grant date fair value											$ 6.43
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage							50.00%			50.00%
Non Vested Restricted Stock [Member] | Subsequent Event [Member] | Share-Based Payment Arrangement, Employee [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Non Vested Restricted Stock [Member] | General and Administrative Expense [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Allocated share-based compensation expense, total																	$ 1,131,051	$ 317,349	$ 148,280
Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount																	$ 4,420,683
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition																	1 year 8 months 12 days
Restricted Stock [Member] | General and Administrative Expense [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Allocated share-based compensation expense, total																	$ 6,195,757	$ 2,272,057	$ 462,508
The Plan Member
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Common stock, reserved percentage																	10.00%
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period																	2,699,612
2007 Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period																	922,000
Stock option 2015 plan [Member] | Common Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period																	100,000
Stock option 2015 plan [Member] | Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period																	300,000